Information About Components of Consolidated Statements of Financial Position - Schedule of Deferred Revenue and Advances from Customers (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Advances from customers	$ 1,260	$ 3,335,740
Deferred revenue		589,061
Total current deferred revenue and advances from customers	1,260	3,924,801
Non current
Advances from customers		52,511
Deferred revenue		1,872,627
Total non current deferred revenue and advances from customers		$ 1,925,138